Note 10 - Segmented Information	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
10.	SEGMENTED INFORMATION

The Company primarily operates in one reportable operating segment, being the acquisition and exploration of exploration and evaluation assets. Geographic information is as follows:

	March 31, 2024	March 31, 2023	March 31, 2022

Exploration and evaluation assets:
Canada	$13,336,387	$10,771,334	$5,746,320
United States	1,758,026	1,706,457	1,444,802

	$15,094,413	$12,477,791	$7,191,122